Exhibit 99.4

Report of Independent Accountants on Applying

Agreed-Upon Procedures

Amherst Single Family Residential Partners VI, LP

5001 Plaza on the Lake, Suite 200

Austin, Texas 78746

Ladies and Gentlemen:

We (“us” or “PwC”) have performed the procedures enumerated below, which were agreed to by Amherst Single Family Residential Partners VI, LP (the “Company” as the engaging party), Deutsche Bank Securities Inc., Citigroup Global Markets Inc., Nomura Securities International, Inc., KeyBanc Capital Markets Inc., and CastleOak Securities, L.P., who are collectively referred to herein as the “Specified Parties”, solely to assist you in performing certain procedures relating to the accuracy of certain attributes of the collateral assets (the “Properties”) included on the Final Data Tape (as defined below) with respect to the AMSR 2022-SFR3 securitization (the “Transaction”). The Company (the “Responsible Party”) is responsible for the accuracy of the attributes of the collateral assets included on the Final Data Tape.

In an agreed-upon procedures engagement, we perform specific procedures that the Specified Parties have agreed to and acknowledged to be appropriate for the intended purpose of the engagement and we report on findings based on the procedures performed. The procedures performed may not address all the items of interest to a user of this report and may not meet the needs of all users of this report and, as such, users are responsible for determining whether the procedures performed are appropriate for their purposes. The Specified Parties have agreed to and acknowledged that the procedures performed are appropriate for their purposes. This report may not be suitable for any other purpose.

Procedures and Findings

In connection with the Transaction, for Procedure 1 and Procedure 2, the Specified Parties agreed on a sample size of 704 Properties, which the Specified Parties instructed us to randomly select from the pool of 2,701 assets on the Initial Data Tape identified by the Company as being the Properties that will collateralize the Transaction (the “Sample Properties”).

In connection with the Transaction, for Procedure 4, the Specified Parties have requested that the procedures be performed on the entire pool of assets on the Final Data Tape identified by the Company as being the Properties that will collateralize the Transaction.

This agreed-upon procedures engagement was not conducted for the purpose of satisfying any criteria for due diligence published by a nationally recognized statistical rating organization.

In addition, PwC should not be regarded as having in any way warranted or given any assurance as to the following items:

•	The completeness, accuracy, appropriateness, quality or integrity of any of the information provided by the Responsible Party, or any other party for purposes of PwC performing the procedures agreed to by the Specified Parties. The procedures performed would not necessarily reveal any material misstatement of the amounts, balances, ratios, percentages or other relationships of the information included in the data provided to us;

•	The conformity of the assets to stated underwriting, standards, criteria or other requirements;

PricewaterhouseCoopers LLP, 655 New York Ave, NW, Suite 1100, Washington DC, 20001

T: (202) 414 1000, F: (202) 414 1301, www.pwc.com/us

•	The value of such assets; and

•	The compliance of the originator or purchaser of the assets with federal, state, and local laws and regulations.

We have not performed any procedures with respect to the fair value of the securities being offered in the Transaction and PwC expresses no opinion on the fair value of these securities. PwC should not be regarded as having performed any procedures other than those detailed in this report.

With respect to any terms or requirements of the Transaction documents that do not appear in this report, we performed no procedures and, accordingly, the procedures we performed would not ensure that any requirements are satisfied. Further, we have performed only the following agreed-upon procedures and therefore make no representations regarding the adequacy of disclosures or whether any material facts have been omitted from the Transaction documents.

It should be understood that we make no representations as to:

(i)	The interpretation of Transaction documents (including, but not limited to, the loan agreement or other offering documents) included in connection with our procedures;
(ii)	Your compliance with Rule 15Ga-2 of the Securities Exchange Act of 1934;
(iii)	The reasonableness of any of the assumptions provided by the Responsible Party; and
(iv)	The adequacy of the sample size, as provided by the Specified Parties, nor do we draw any conclusions about the Initial Data Tape or the Final Data Tape based on the sample size and results of the procedures performed.

These procedures should not be taken to supplant any additional inquiries or procedures that the Specified Parties would undertake in consideration of the Transaction.

For purposes of performing these agreed-upon procedures, no exceptions were reported for differences within the tolerances stated in Exhibit 1 of this AUP Report.

We make no representations regarding the methodologies or assumptions provided to us by the Company.

Except as described in this report, we performed no procedures to determine the accuracy or completeness of the information contained in the Data Files.

Data, Information and Documents Provided

The following definitions, unless otherwise indicated, have been adopted in presenting our procedures and findings:

•	The phrase “compared” refers to the comparison of one or more data attributes to underlying documentation.

•	The phrase “recalculated” refers to a recalculation of one of more data attributes using a prescribed methodology.

•	The phrase “in agreement” refers to the comparison or recalculation of one or more Specified Attributes which resulted in a match, or a difference that was within the Company provided tolerance level (if any), as indicated within Exhibit 1 and Exhibit 2.

•	The phrase “Property Cut-Off Date” refers to July 15, 2022.

•	The phrase “Data Room” refers to Firmex, used to store the Source Documents used for the purposes of our procedures.

•	The phrase “Lease Review Date” refers to information provided by the Company from July 13, 2022 to July 20, 2022.

•	The phrase “Sample Attributes” refers to the data attributes listed in the table below:

Sample Attributes
Lease Start Date	Acquisition Type
Date of Lease Expiration	MSR Onboarding Date
Contractual Rent/Month (Rented)

•	The phrase “Specified Attributes” refers to the Sample Attributes and the data fields listed in Exhibit 2.

The “Data Files” refer to the following files provided to us by the Company:

•	An electronic data file labeled “AMSR 2022-3 - Tape as of 7.15.2022 - Prelim.xlsx” received on July 19, 2022 containing the Sample Attributes as of the Property Cut-Off Date for the pool of assets identified by the Company as being the Properties that will collateralize the Transaction (the “Initial Data Tape”);

•	An electronic data file labeled “AMSR 2022-3 - Tape as of 7.15.2022.xlsx” received on July 27, 2022 containing the Sample Attributes as of the Property Cut-Off Date for the pool of assets identified by the Company as being the Properties that will collateralize the Transaction (the “Final Data Tape”);

•	An electronic data file labeled “AMSR 2022-3 - Acquisition Type Support.xlsx” containing the list of properties where the seller was a construction company or home builder (the “New Build File”);

•	Certain resident ledgers containing the transaction history of each Property for the Month to Month Sample Properties from the Company’s property management system that were made available in the Data Room (the “MTM Support File”);

•	Certain lease and purchase documentation relating to the Sample Properties that were made available in the Data Room or via email, as applicable (the “Source Documents”); and

•	Certain electronic data files provided for the purposes of performing the electronic comparison and recalculation procedures enumerated in Exhibit 2 (the “Supplemental Data Files”), listed and defined as follows:

o	Two electronic data files labeled “Copy of Amherst Completed Report.xlsx” and “Amherst Completed Report_07.14.22_Updated_07.19.22_Final2.xlsx” (together, the “BPO Results File”);
o	A worksheet labeled “Support Files” embedded in an electronic data file labeled “AMSR 2022-3 - Support File v3.xlsx” (the “Support File”);

o	A worksheet labeled “Property Type” embedded in an electronic data file labeled “AMSR 2022-3 - Support File v3.xlsx” (the “Property Type File”);
o	A worksheet labeled “Taxes, Insurance and HOA” embedded in an electronic data file labeled “AMSR 2022-3 - Support File v3.xlsx” (the “Taxes, Insurance and HOA File”);
o	A worksheet labeled “UW” embedded in an electronic data file labeled “AMSR 2022-3 - Support File v3.xlsx” (the “Underwriting File”); and
o	An electronic data file labeled “DQ_AMSR 2022-3 7-15-2022 (EXT).xlsx” (the “DQ Support File”).

Procedures Performed

Procedure 1    Using the Initial Data Tape, the Specified Parties instructed us to randomly select 704 Properties (the “Sample Properties”) from the 2,701 Properties on the Initial Data Tape. We make no representations as to the adequacy of the sample size, nor do we draw any conclusions about the entire Initial Data Tape based on the sample size and results of the procedures performed.

For each of the Sample Properties, using the information, instruction, and assumptions provided by the Company and listed in Exhibit 1, we compared the Sample Attributes, as shown on the Initial Data Tape, with the corresponding information in the applicable Source Documents provided by the Company as of the Lease Review Date. For the purposes of our comparison procedures, we were instructed by the Company to use the logic enumerated in the applicable “Comparison Instructions” section of Exhibit 1. We make no representations regarding the methodologies or assumptions provided to us by the Company.

For each Sample Attribute, for the purposes of our comparison procedures, we were instructed by the Company to use the tolerances listed in Exhibit 1 as the maximum acceptable difference.

We compared the Sample Attributes on the Initial Data Tape for the Sample Properties to the Source Documents and found them to be in agreement, with the exception of the following differences (the “Purchase and Lease Discrepancies”):

Table 1: Purchase and Lease Discrepancies

#	Included on the Final Data Tape?	Sample Attribute	Initial Data Tape Value	Source Document Value
23	Yes	MSR Onboarding Date	December 3, 2021	September 29, 2021
88	Yes	Lease Start Date	August 28, 2020	August 1, 2021
88	Yes	Date of Lease Expiration	July 31, 2021	July 31, 2022
174	Yes	Contractual Rent/Month (Rented)	$1,295.00	$1,420.00
188	Yes	Lease Start Date	April 1, 2022	April 1, 2021
188	Yes	Date of Lease Expiration	March 31, 2023	March 31, 2022
201	Yes	Lease Start Date	June 2, 2021	December 1, 2021
229	Yes	Lease Start Date	August 30, 2018	August 1, 2021
229	Yes	Date of Lease Expiration	July 31, 2019	July 31, 2022
247	Yes	Lease Start Date	December 1, 2021	August 1, 2021
247	Yes	Date of Lease Expiration	November 30, 2022	July 31, 2022
247	Yes	Contractual Rent/Month (Rented)	$894.00	$925.00
249	Yes	Lease Start Date	October 17, 2018	October 1, 2020
249	Yes	Date of Lease Expiration	September 30, 2022	September 30, 2021

#	Included on the Final Data Tape?	Sample Attribute	Initial Data Tape Value	Source Document Value
250	Yes	Lease Start Date	September 3, 2021	March 1, 2022
258	Yes	Lease Start Date	November 11, 2019	November 1, 2021
274	Yes	Lease Start Date	September 17, 2012	September 1, 2020
284	Yes	Lease Start Date	August 31, 2018	September 1, 2021
293	Yes	Contractual Rent/Month (Rented)	$1,050.00	$1,111.78
314	Yes	Contractual Rent/Month (Rented)	$701.00	$770.00
332	Yes	Lease Start Date	September 16, 2020	October 1, 2021
343	Yes	Lease Start Date	September 1, 2021	March 1, 2021
428	Yes	Lease Start Date	February 2, 2021	August 1, 2021
433	Yes	Lease Start Date	October 8, 2021	January 1, 2022
463	Yes	Lease Start Date	January 26, 2018	February 1, 2020
463	Yes	Date of Lease Expiration	January 31, 2020	January 31, 2021
476	Yes	Lease Start Date	August 2, 2021	February 1, 2022
483	Yes	Lease Start Date	September 1, 2017	September 1, 2021
486	Yes	Lease Start Date	March 3, 2022	May 1, 2022
489	Yes	Lease Start Date	August 30, 2021	October 1, 2021
493	Yes	Lease Start Date	January 1, 2022	April 1, 2022
493	Yes	Date of Lease Expiration	December 31, 2022	March 31, 2023
525	Yes	Lease Start Date	August 31, 2017	October 1, 2021
529	Yes	Lease Start Date	May 18, 2010	June 1, 2022
530	Yes	Acquisition Type	Bulk Sale	New Build
546	Yes	Contractual Rent/Month (Rented)	$1,475.00	$1,590.00
554	Yes	Lease Start Date	January 4, 2022	April 1, 2022
571	Yes	Lease Start Date	July 24, 2021	July 24, 2022
571	Yes	Date of Lease Expiration	July 23, 2022	July 23, 2023
617	Yes	Lease Start Date	August 1, 2009	August 1, 2021
617	Yes	Date of Lease Expiration	August 30, 2020	August 1, 2022
646	Yes	Acquisition Type	MLS	Bulk Sale
658	Yes	Contractual Rent/Month (Rented)	$1,550.00	$1,650.00

Procedure 2       For each of the Sample Properties included on the Final Data Tape provided by the Company, we performed the following procedures:

a)	For the Sample Attributes relating to the Purchase and Lease Discrepancies, we compared the “Source Document Value” shown in Table 1 to the corresponding Sample Attribute value on the Final Data Tape and noted no differences; and

b)	For each Sample Attribute that did not have a Purchase and Lease Discrepancy, we compared the Initial Data Tape to the Final Data Tape and noted no differences above the tolerances in Exhibit 1.

We make no representations as to the adequacy of the sample size, nor do we draw any conclusions about the entire Final Data Tape based on the sample size and results of the procedures performed.

Procedure 3      On the Final Data Tape, we identified 162 Properties where the Month-to-Month data attribute was equal to “Yes”. Of these 162 Properties, 39 of the Properties (the “Month to Month Sample Properties”) were part of the Sample Properties. Using the MTM Support File provided by the Company, the Final Data Tape, and the methodology provided by the Company, we noted without exception that for each of the Month to Month Sample Properties:

a)	the Rented data attribute was equal to “Rented” within the Final Data Tape;

b)	the Date of Lease Expiration Sample Attribute was prior to the Property Cut-Off Date; and

c)	as indicated in the MTM Support File, the tenant had been charged and paid rent for the month of July 2022, or if rent was unpaid and overdue by more than 30 days as of the Property Cut-Off Date, the Tenant Monthly Rent Days DQ data attribute was greater than zero on the Final Data Tape.

Procedure 4      Using the information, instruction, and assumptions provided by the Company, for each of the Properties represented on the Final Data Tape, we performed the respective procedures for the fields listed in Exhibit 2. The Company provided the Final Data Tape, Supplemental Data Files and certain calculation methodologies as identified in Exhibit 2 for the purposes of comparing or recalculating each characteristic and instructed us to use these methodologies for the purpose of our procedures. We make no representations regarding the methodologies or assumptions provided to us by the Company.

In performing this procedure, we received one or more preliminary data files and performed certain procedures as set forth in Exhibit 2. The procedures identified differences, which were communicated to the Responsible Party. The Responsible Party revised one or more of the preliminary data files based on such communicated differences, where they determined it to be appropriate.

We performed this procedure on the Final Data Tape, and we either (i) compared the information in the Supplemental Data Files to the Final Data Tape, as applicable or (ii) compared the recalculated values to the corresponding values on the Final Data Tape, as applicable, and, in each case, found them to be in agreement.

This agreed-upon procedures engagement was conducted in accordance with attestation standards established by the American Institute of Certified Public Accountants. We were not engaged to, and did not conduct an audit or an examination engagement, the objective of which would be the expression of an opinion, or a review engagement, the objective of which would be the expression of a conclusion, on the accuracy of certain attributes of the collateral assets included on the Final Data Tape. Accordingly, we do not express such an opinion or conclusion. Had we performed additional procedures, other matters might have come to our attention that would have been reported to you.

In performing this engagement, we are required to be independent of the Responsible Party and to meet our ethical responsibilities, in accordance with the relevant ethical requirements related to our agreed-upon procedures engagement.

This report is intended solely for the information and use of the Specified Parties, and is not intended to be and should not be used by anyone other than the Specified Parties.

If a party has obtained, or has access to, this report without having executed an agreement with PwC wherein such party accepts responsibility for the appropriateness of the procedures performed (such party is herein referred to as a “Non-Specified Party”), that Non-Specified Party cannot:

i)	Rely upon this report, and any use of this report by that Non-Specified Party is its sole responsibility and at its sole and exclusive risk; and

ii)	Acquire any rights or claims against PwC, and PwC assumes no duties or obligations to such Non-Specified Party.

A Non-Specified Party may not disclose or distribute this report or any of the report’s contents to any other party (including but not limited to electronic distribution and/or posting to a website pursuant to

Rule 17G-5 of the Securities Exchange Act of 1934).

The procedures enumerated above were performed as of the date of this report, and we disclaim any consideration of any events and circumstances occurring after the date of this report. Further, we have no obligation to update this report because of events occurring, or data or information coming to our attention, subsequent to the date of this report.

/s/PricewaterhouseCoopers LLP

Washington, DC

August 1, 2022

Exhibit 1

Sample Attribute: Lease Start Date

Tolerance Level: +/- 30 days

Comparison Instructions:

For the purposes of the Lease Start Date procedure, for Properties where the Month-to-Month data attribute equals “No”, the “Relevant Lease Agreement” is the lease agreement, lease addendum, or lease renewal letter most recently uploaded to the Data Room by the Company as of the Lease Review Date and signed by both the tenant and property manager on or prior to the Property Cut-Off Date.

For Properties where the Month-to-Month data attribute equals “Yes”, the “Relevant Lease Agreement” is the lease agreement, lease addendum, or lease renewal letter that was a) most recently uploaded to the Data Room by the Company as of the Lease Review Date, and b) the latest lease agreement that was entered into prior to the Property Cut-Off Date.

For Properties where the Rented data attribute equals “Rented”, we compared the Lease Start Date Sample Attribute to information available in the Relevant Lease Agreement.

Sample Attribute: Date of Lease Expiration

Tolerance Level: +/- 30 days

Comparison Instructions:

For the purposes of the Date of Lease Expiration procedure, for Properties where the Month-to-Month data attribute equals “No”, the “Relevant Lease Agreement” is the lease agreement, lease addendum, or lease renewal letter most recently uploaded to the Data Room by the Company as of the Lease Review Date and signed by both the tenant and property manager on or prior to the Property Cut-Off Date.

For Properties where the Month-to-Month data attribute equals “Yes”, the “Relevant Lease Agreement” is the lease agreement, lease addendum, or lease renewal letter that was a) most recently uploaded to the Data Room by the Company as of the Lease Review Date, and b) the latest lease agreement that was entered into prior to the Property Cut-Off Date.

For Properties where the Rented data attribute equals “Rented”, we compared the Date of Lease Expiration Sample Attribute to information available in the Relevant Lease Agreement.

Sample Attribute: Contractual Rent/Month (Rented)

Tolerance Level: +/- $30

Comparison Instructions:

For the purposes of the monthly rent procedure, for Properties where the Month-to-Month data attribute equals “No”, the “Relevant Lease Agreement” is the lease agreement, lease addendum, or lease renewal letter most recently uploaded to the Data Room by the Company as of the Lease Review Date and signed by both the tenant and property manager on or prior to the Property Cut-Off Date.

For Properties where the Month-to-Month data attribute equals “Yes”, the “Relevant Lease Agreement” is the lease agreement, lease addendum, or lease renewal letter that was a) most recently uploaded to the Data Room by the Company as of the Lease Review Date, and b) the latest lease agreement that was entered into prior to the Property Cut-Off Date.

For Properties where the Rented data attribute equals “Rented,” we compared the Contractual Rent/Month (Rented) Sample Lease Attribute to the applicable monthly rent information available in the Relevant Agreement.

Sample Attribute: Acquisition Type

Tolerance Level: n/a

Comparison Instructions:

1)	If the Sample Property was included in the New Build File, compared the Acquisition Type data attribute to “New Build”.

2)	If multiple properties are listed in the purchase agreement, settlement statement, recorded deed or bid receipt, as applicable, compared the Acquisition Type Sample Attribute to “Bulk Sale”.

3)	If a bid receipt is available for the applicable Property, and only one property is listed in that bid receipt, compared the Acquisition Type Sample Attribute to “Auction”.

4)	If a purchase agreement, settlement statement, or recorded deed is available for the applicable property and only one property is listed in that purchase agreement, compared the Acquisition Type Sample Attribute to “MLS”.

Sample Attribute: MSR Onboarding Date

Tolerance Level: +/- 30 days

Comparison Instructions:

1)	If a settlement statement is available, compared the MSR Onboarding Date Sample Attribute to information available in the settlement statement. If a settlement statement is not available, then

2)	If a bid receipt is available, compared the MSR Onboarding Date Sample Attribute to information available in the bid receipt. If a bid receipt is not available, then

3)	If a purchase agreement is available, compared the MSR Onboarding Date Sample Attribute to information available in the purchase agreement.

Exhibit 2

Data Field	Procedure	Calculation	Data File(s)	Comments
Address	Final Data Tape to Supplemental Data File electronic comparison	n/a	BPO Results File (Property Address)
City	Final Data Tape to Supplemental Data File electronic comparison	n/a	BPO Results File (City)
State	Final Data Tape to Supplemental Data File electronic comparison	n/a	BPO Results File (State)
Zip	Final Data Tape to Supplemental Data File electronic comparison	n/a	BPO Results File (Zip)
Closest MSA	Final Data Tape to Supplemental Data File electronic comparison	n/a	Support File
Property Type	Final Data Tape to Supplemental Data File electronic comparison	n/a	Property Type File
Condo?	Final Data Tape to Supplemental Data File electronic comparison	n/a	Property Type File
Months Since MSR Onboarding	Recalculate and compare	Recalculation: (Property Cut-Off Date - MSR Onboarding Date) / 30	Final Data Tape (MSR Onboarding Date)	Calculation rounded to the nearest integer.
Estimated Rent/Month (Not Rented)	Final Data Tape to Supplemental Data File electronic comparison	n/a	Support File Final Data Tape (Rented)	For “Rented” Properties, the Estimated Rent/Month (Not Rented) was calculated to be zero.
Original Length of Lease (months)	Recalculate and compare	Recalculation: (Date of Lease Expiration - Lease Start Date) / 30	Final Data Tape (Date of Lease Expiration, Lease Start Date, Rented)	For “Not Rented” Properties, the Original Length of Lease (months) was calculated to be zero. Calculation rounded to the nearest integer.

Data Field	Procedure	Calculation	Data File(s)	Comments
Tenant Monthly Rent Days DQ	Supplemental Data File to Final Data Tape electronic comparison	n/a	DQ Support File
Section 8 Flag (Yes/No)	Supplemental Data File to Final Data Tape electronic comparison	n/a	Support File
Estimated BPO Value	Supplemental Data File to Final Data Tape electronic comparison	n/a	BPO Results File (Reviewer Rec As Is Sale / Reviewer's Recommended AS-IS SALE)
BPO Value as-of Date	Supplemental Data File to Final Data Tape electronic comparison	n/a	BPO Results File (Date)
Underwritten Rent/Month	Recalculate and compare	Recalculation: For “Rented” Properties, Contractual Rent/Month (Rented); for “Not Rented” Properties, Estimated Rent/Month (Not Rented)	Final Data Tape (Rented, Contractual Rent/Month (Rented), Estimated Rent/Month (Not Rented))
Underwritten Annual GPR	Recalculate and compare	Recalculation: Underwritten Rent/Month * 12	Final Data Tape (Underwritten Rent/Month)
Underwritten Annual Other Income	Recalculate and compare	Recalculation: Underwritten Annual GPR * (Other Income Rate – Rent Concession Rate)	Final Data Tape (Closest MSA, Underwritten Annual GPR) Underwriting File (Other Income Rate, Rent Concession Rate)	The Other Income Rate and Rent Concessions Rate are MSA-level estimates provided in the Underwriting File.
Total Underwritten Annual Gross Income	Recalculate and compare	Recalculation: Underwritten Annual GPR + Underwritten Annual Other Income	Final Data Tape (Underwritten Annual GPR, Underwritten Annual Other Income)
Underwritten Annual Vacancy	Recalculate and compare	Recalculation: Underwritten Annual GPR * (1 – Occupancy Rate)	Final Data Tape (Closest MSA, Underwritten Annual GPR) Underwriting File (Occupancy Rate)	The Occupancy Rate is an MSA-level estimate provided in the Underwriting File.
Underwritten Annual Credit Loss	Recalculate and compare	Recalculation: (Underwritten Annual GPR - Underwritten Annual Vacancy) * (Credit Loss Rate)	Final Data Tape (Closest MSA, Underwritten Annual GPR, Underwritten Annual Vacancy) Underwriting File (Credit Loss Rate)	The Credit Loss Rate is an MSA-level estimate provided in the Underwriting File.

Data Field	Procedure	Calculation	Data File(s)	Comments
Underwritten Annual Real Estate Taxes	Supplemental Data File to Final Data Tape electronic comparison	n/a	Taxes, Insurance and HOA File
Underwritten Annual Insurance Costs	Supplemental Data File to Final Data Tape electronic comparison	n/a	Taxes, Insurance and HOA File
Underwritten Annual HOA Fees	Supplemental Data File to Final Data Tape electronic comparison	n/a	Taxes, Insurance and HOA File
Underwritten Annual Repairs and Maintenance	Recalculate and compare	Recalculation: Annual Repairs and Maintenance Fee	Final Data Tape (Closest MSA) Underwriting File (Annual Repairs and Maintenance Fee)	The Annual Repairs and Maintenance Fee is an MSA-level estimate provided in the Underwriting File.
Underwritten Annual Turnover Costs	Recalculate and compare	Recalculation: Turnover Fee	Final Data Tape (Closest MSA) Underwriting File (Turnover Fee)	The Turnover Fee is an MSA-level estimate provided in the Underwriting File.
Underwritten Property Management Fees	Recalculate and compare	Recalculation: 6.75%* (Underwritten Annual GPR - Underwritten Annual Vacancy - Underwritten Annual Credit Loss)	Final Data Tape (Underwritten Annual GPR, Underwritten Annual Vacancy, Underwritten Annual Credit Loss)
Underwritten Annual Marketing and Leasing Costs	Recalculate and compare	Recalculation: $350 per property	n/a
Total Underwritten Annual Expenses	Recalculate and compare	Recalculation: Underwritten Annual Real Estate Taxes + Underwritten Annual Insurance Costs + Underwritten Annual HOA Fees + Underwritten Annual Repairs and Maintenance + Underwritten Annual Turnover Costs + Underwritten Property Management Fees + Underwritten Annual Marketing and Leasing Costs	Final Data Tape (Underwritten Annual Real Estate Taxes, Underwritten Annual Insurance Costs, Underwritten Annual HOA Fees, Underwritten Annual Repairs and Maintenance, Underwritten Annual Turnover Costs, Underwritten Property Management Fees, Underwritten Annual Marketing and Leasing Costs)

Data Field	Procedure	Calculation	Data File(s)	Comments
Underwritten Annual Net Operating Income	Recalculate and compare	Recalculation: Total Underwritten Annual Gross Income - Total Underwritten Annual Expenses - Underwritten Annual Vacancy - Underwritten Annual Credit Loss	Final Data Tape (Total Underwritten Annual Gross Income, Total Underwritten Annual Expenses, Underwritten Annual Vacancy, Underwritten Annual Credit Loss)
Underwritten Annual CapEx Reserve	Recalculate and compare	Recalculation: $750 per property	n/a
Underwritten Annual Net Cash Flow	Recalculate and compare	Recalculation: Underwritten Annual Net Operating Income - Underwritten Annual CapEx Reserve	Final Data Tape (Underwritten Annual Net Operating Income, Underwritten Annual CapEx Reserve)